CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (2,688,388)	$ (389,779)	¥ (1,591,756)		¥ (962,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,157,424	167,811	855,604		758,038
Share-based compensation	359,835	52,171	434,350		330,114
Provision for credit losses	346,867	50,291	112,013		31,881
(Loss) gain from disposal of property and equipment	28,788	4,174	(5,814)		(2,242)
Changes in fair value of equity investments	354	52	(82,492)		(14,301)
Gain on disposal of equity investments			(10,363)
Impairment of equity investments	14,940	2,166
Changes in fair value of purchase consideration of a business acquisition	28,516	4,134	9,249
Changes in fair value of purchase contingent consideration of a business acquisition			(7,034)
Impairment of contract costs	7,270	1,054
Issuance costs expensed for offerings	38,872	5,636			3,727
Foreign exchange (gain) loss	334,629	48,517	(37,822)		(188,800)
Deferred income tax	(35,195)	(5,103)	(11,852)		(177)
Non-cash operating lease expense	72,244	10,474	52,648		52,890
Changes in operating assets and liabilities:
Accounts receivable	827,589	119,988	(947,790)		(1,024,113)
Prepayments and other assets	132,639	19,231	30,883		(356,761)
Amounts due from related parties	(39,581)	(5,739)	(2,075)		(75,315)
Accounts payable	(585,424)	(84,879)	593,410		804,198
Accrued expenses and other liabilities	251,751	36,501	(91,018)		381,001
Operating lease liabilities	(43,701)	(6,336)	(31,791)		(45,748)
Amounts due to related parties	(15,192)	(2,203)	2,064		8,739
Income tax payable	(5,263)	(763)	20,717		8,457
Net cash used in operating activities	188,974	27,398	(708,869)		(290,433)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(1,418,634)	(205,682)	(723,285)		(1,559,946)
Disposal of property and equipment	34,635	5,022	8,319		1,363
Purchases of intangible assets	(18,774)	(2,722)	(12,106)		(16,865)
Purchases of short-term investments	(2,549,508)	(369,644)	(2,568,325)		(5,607,690)
Proceeds from maturities of short-term investments	4,043,262	586,218	2,720,186		2,891,597
Purchases of land use rights					(14,832)
Acquisition of equity investments	(63,356)	(9,186)	(52,493)	$ (8,237)	(14,650)
Disposal of equity investments			63,476
Acquisition of business, net of cash acquired	(157,484)	(22,833)	139,350
Asset-related government grants received	99,571	14,436	3,255		7,020
Disposal of a subsidiary	(2,577)	(374)
Net cash used in investing activities	(32,865)	(4,765)	(421,623)		(4,314,003)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term bank loan			(74,351)		(100,000)
Repayment of short-term bank loans	(1,375,325)	(199,402)	(496,707)
Proceeds from short-term bank loans	936,658	135,803	1,540,166		278,487
Settlement of share-based awards	(43,981)	(6,377)
Payment of offering costs	(25,338)	(3,674)
Proceeds from IPO, net of offering costs					3,933,393
Proceeds from follow-on offering, net of offering costs					1,876,316
Capital contribution from non-controlling interests	2,143	311
Proceeds from loans due to related parties	300,000	43,496	1,192,455
Repayment of loans due to a related party	(755,719)	(109,570)
Proceeds from exercise of options	17,801	2,581	50,924		11,227
Repurchases of ordinary shares	(208,385)	(30,213)
Proceeds from redeemable convertible preferred shares, net of issuance costs					124,730
Net cash generated from (used in) financing activities	(1,152,146)	(167,045)	2,212,487		6,124,153
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	73,142	10,605	(50,048)		(118,306)
Net increase (decrease) in cash, cash equivalents, and restricted cash	(922,895)	(133,807)	1,081,995		1,519,717
Cash, cash equivalents, and restricted cash at beginning of year	4,456,621	646,149	3,424,674		2,023,263
Cash, cash equivalents, and restricted cash at end of year	3,533,726	512,342	4,456,621	$ 646,149	3,424,674
Supplemental disclosures of cash flow information:
Restricted cash	114,560	16,610	239,093
Income taxes paid	64,932	9,414	6,874		6,270
Interest expense paid	130,322	18,895	45,844		9,206
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses and other liabilities	120,530	17,475	759,391		181,038
Purchase consideration included in accrued expenses and other liabilities	1,208,985	175,286	1,328,508
Settlement of senior executive loans by repurchase of ordinary shares					¥ 26,700
Offering costs included in accrued expenses and other liabilities	¥ 13,534	$ 1,962
Non-cash acquisition of business			¥ 3,617,083